Leases - Summary of the changes in operating lease assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		₩ 4,157,592		₩ 3,972,304
Disposals		(68,928)	[1]	(57,580)	[2]
Depreciation	[3]	(598,890)		(596,443)
Amounts transferred from (to) property and equipment		30		80
Ending balance		4,153,186		4,157,592
Property Plant And Equipment By Operating Lease Status
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		2,123,621		2,077,080
Acquisitions		504,347		740,721
Disposals		(293,222)		(228,384)
Depreciation		(445,157)		(465,716)
Amounts transferred from (to) property and equipment		(30)		(80)
Ending balance		₩ 1,889,559		₩ 2,123,621

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.